INVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN TRADING SECURITIES [Text Block]

4. INVESTMENTS IN TRADING SECURITIES

At December 31, 2021, the Company held investments classified as trading securities, which consisted of various equity securities. All trading securities are carried at fair value. Private company investments are valued using Level 3 methods. Private company investments are initially valued at the cost of the investment. If a subsequent investment in the same security is made at a different price, the entire investment is valued at the new price and any gain or loss is recognized in other income, net. All other marketable securities are publicly traded and valued using Level 1 methods. As of December 31, 2021, the fair value of trading securities was $3,373,358 (December 31, 2020 - $2,345,984, December 31, 2019 - $887,143).

	December 31, 2021	December 31, 2020	December 31, 2019
Investments in trading securities at cost	$3,268,618	$1,977,477	$923,009
Unrealized gains (losses)	104,740	368,507	(35,866)
Investments in trading securities at fair market value	$3,373,358	$2,345,984	$887,143

The fair value carrying value of investments by category is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019

Level 1	$2,680,755	$1,866,989	$656,053

Level 2	692,603	101,437	-

Level 3	-	377,558	231,090
Total investments	$3,373,358	$2,345,984	$887,143

The gains and losses on investments by category is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Marketable Equity Securities - Level 1
Publicly traded investments - realized gain (loss)	$559,850	$931,440	$1,481,192
Publicly traded investments - unrealized gain (loss)	235,916	385,076	2,552

Non-Marketable Debt Securities - Level 2
Private bonds - unrealized gain (loss)	11,720	937	-
Private investments - unrealized gain (loss)	(92,963)	-	-

Non-Marketable Equity Securities - Level 3
Private investments - realized gain (loss)	-	-	(8,499)
Private investments - impairment	(211,018)	-	-
Private investments - unrealized gain (loss)	-	29,246	10,110
Total investments	$503,505	$1,346,699	$1,485,100